Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017
Operating Activities
Net Earnings (Loss)	$ (418)	$ 2,617	[1],[2]	$ (1,072)	$ 2,828	[1],[2],[3]
Depreciation, Depletion and Amortization	559	477		1,194	840
Exploration Expense	4	(1)		6	2
Deferred Income Taxes	52	854		44	925
Unrealized (Gain) Loss on Risk Management	(122)	(132)		(261)	(411)
Unrealized Foreign Exchange (Gain) Loss	213	(396)		495	(468)
Revaluation (Gain)		(2,555)			(2,555)
Re-measurement of Contingent Payment	377	(66)		494	(66)
(Gain) Loss on Discontinuance	38			(306)
(Gain) Loss on Divestiture of Assets	(1)			(1)	1
Unwinding of Discount on Decommissioning Liabilities	15	23		31	49
Onerous Contract Provisions, Net of Cash Paid	(1)	(8)		55	(5)
Other	58	(68)		54	(72)
Net Change in Other Assets and Liabilities	(17)	(25)		(35)	(56)
Net Change in Non-Cash Working Capital	(224)	519		(288)	555
Cash From (Used in) Operating Activities	533	1,239		410	1,567
Investing Activities
Acquisition, Net of Cash Acquired		(14,326)			(14,499)
Capital Expenditures – Exploration and Evaluation Assets	(5)	(33)		(13)	(76)
Capital Expenditures – Property, Plant and Equipment	(289)	(294)		(810)	(564)
Proceeds From Divestiture of Assets	(39)			414
Net Change in Investments and Other	3	1		9	1
Net Change in Non-Cash Working Capital	(171)	(54)		(140)	(27)
Cash From (Used in) Investing Activities	(501)	(14,706)		(540)	(15,165)
Net Cash Provided (Used) Before Financing Activities	32	(13,467)		(130)	(13,598)
Financing Activities
Issuance of Long-Term Debt		3,842			3,842
Net Issuance (Repayment) of Revolving Long-Term Debt	(14)	30		(13)	30
Issuance of Debt Under Asset Sale Bridge Facility		3,579			3,569
Common Shares Issued, Net of Issuance Costs		2,899			2,899
Dividends Paid on Common Shares	(62)	(61)		(122)	(102)
Other	(1)	(1)		(1)	(2)
Cash From (Used in) Financing Activities	(77)	10,288		(136)	10,236
Foreign Exchange Gain (Loss) on Cash and Cash Equivalents Held in Foreign Currency	16	120		32	131
Increase (Decrease) in Cash and Cash Equivalents	(29)	(3,059)		(234)	(3,231)
Cash and Cash Equivalents, Beginning of Period	405	3,548		610	3,720
Cash and Cash Equivalents, End of Period	$ 376	$ 489		$ 376	$ 489

[1]	The comparative period has been restated to reflect discontinued operations as discussed in Note 8 and measurement period adjustments related to the Acquisition as discussed in Note 7.
[2]	The comparative period has been restated to reflect measurement period adjustments related to the Acquisition as discussed in Note 7.
[3]	The comparative period has been restated to reflect the measurement period adjustments related to the Acquisition as discussed in Note 7.